Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 18,306	$ 10,541	$ 5,725
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,415	2,437	2,384
Impairment of intangible assets	0	0	1,657
Write-down of obsolete inventory	3,002	5,246	1,578
Changes in marketable securities	(20)	621	244
Share-based compensation expense	3,577	2,862	2,711
Deferred taxes, net	1,178	48	(61)
Changes in assets and liabilities:
Accounts receivable - trade	3,695	(9,472)	3,467
Accounts receivable - other	396	1,217	(1,362)
Change in liability for employees' severance benefits, net	149	138	153
Inventories	(15,289)	(33,526)	(13,336)
Trade accounts payable	(12,410)	15,031	(2,076)
Other accounts payable and accrued expenses	(9,089)	5,936	3,872
Net cash provided by (used in) operating activities	(4,090)	1,079	4,956
Cash flows from investing activities
Proceeds from short term bank deposits, net	0	5,000	8,542
Purchase of property, plant and equipment	(2,089)	(2,586)	(1,694)
Investment in intangible assets	(2,603)	(3,572)	(1,487)
Proceeds from maturity of marketable securities	16,029	37,850	16,629
Purchases of marketable securities	(3,998)	(19,927)	(6,558)
Other	934	0	0
Net cash provided by investing activities	8,273	16,765	15,432
Cash flows from financing activities
Exercise of options	0	0	276
Purchase of treasury shares	(3,428)	(14,291)	(16,798)
Proceeds from reissuance of treasury shares upon exercise of options	2,377	4,514	0
Net cash used in financing activities	(1,051)	(9,777)	(16,522)
Effect of exchange rate changes on cash balances held	(1,683)	542	341
Increase in cash and cash equivalents	1,449	8,609	4,207
Cash and cash equivalents at beginning of year	29,285	20,676	16,469
Cash and cash equivalents at end of year	30,734	29,285	20,676
Supplementary cash flow information Non-cash transactions:
Recognition of right of use assets and lease liabilities	1,433	451	7,201
Investments in property, plant and equipment	37	59	347
Non-cash Transactions Including Investments and right of use assets and lease liabilities	1,470	510	7,548
Cash paid (received) during the year for:
Income taxes	$ (411)	$ 2,371	$ 1,284